Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net income	$ 220,643	$ 454,415	$ 6,981,680
Non-cash item adjustments:
Non-cash operating lease expense	1,165,859	1,109,009	1,122,599
Depreciation of property, plant and equipment	179,103	187,259	201,080
Depreciation of right-of-use assets – finance lease	38,116	41,112	41,104
Gain of early termination of finance lease	(12,832)
Deferred tax expenses	(54,206)	(1,904)	(22,574)
(Recovery of expected credit loss)/Credit loss	243,229	(176,170)
Change of deferred offering cost	273,135
Change in working capital items:
Change in account receivables	(2,019,612)	(626,948)	2,430,648
Change in contract assets		61,280	78,551
Change in deposits and other receivables	(145,688)	71,921	46,769
Change in account payables	2,626,443	(569,287)	(3,241,269)
Change in lease liabilities – operating lease	(1,169,138)	(1,112,698)	(1,129,898)
Change in accrued expenses and other payables	(177)	(9,915)	(129,784)
Change in income taxes payable	89,657	(1,915,170)	422,127
Cash provided by operating activities	1,434,532	(2,487,096)	6,801,033
Investing activities
Purchase of property, plant and equipment			(462,335)
(Payment) /Collection of loan receivable	218,109	(218,109)
Cash (used in)/ provided by investing activities	218,109	(218,109)	(462,335)
Financing activities
Advances to shareholder and director	(813,381)	(1,550,282)	(5,360,570)
Principal payment of finance lease liabilities	(33,002)	(40,235)	(36,477)
Advances from directors		1,340,041
Proceeds from related party	895,584	935,107
Payment of offering costs	(605,512)	(896,708)
Proceeds from bank overdraft	27,068,182	14,178,849
Repayment of bank overdraft	(27,411,893)	(13,243,931)
Proceeds from bank loan	897,436
Repayment of bank loan	(1,282,051)	(220,459)	(388,112)
Cash provided by/(used in) financing activities	(1,284,637)	502,382	(5,785,159)
Net change in cash and cash equivalents	368,004	(2,202,823)	553,539
Cash and cash equivalents as of the beginning of the year	291,316	2,494,139	1,940,600
Cash and cash equivalents as of the end of the year	659,320	291,316	2,494,139
Supplemental Schedule of Non-Cash Investing and Financing Activities
Cash paid for interest	(98,026)	(77,274)	(60,899)
Cash paid for income tax	(138,745)	(1,963,045)	(945,866)
Dividend declared offset against due from shareholder and director		5,993,590	8,282,051
Deferred offering costs within accruals and other current liabilities	99,615	600,000
Right-of-use assets obtained in exchange for new operating lease liabilities	603,434	49,442	2,729,907
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 172,170